LEASES (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 29,851
2026	22,916
2027	18,872
2028	16,577
2029	9,144
Thereafter	23,209
Total undiscounted cash flows	120,569
Less: Imputed interest	(14,533)
Present value of lease liabilities	$ 106,036